DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	3 Months Ended
Mar. 31, 2016
Financial Instruments And Risk Management Tables [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:
	March 31,	December 31,
	2016	2015

	U.S. $ in millions

Forward starting interest rate swap - cash flow hedge	$3,750	$3,500
Treasury lock - cash flow hedge	1,500	500
Interest rate swap - fair value hedge	1,294	1,294
Cross-currency swap - cash flow hedge	588	588

The following table summarizes the classification and fair values of derivative instruments:
	Fair value
	Designated as hedging instruments		Not designated as hedging instruments
	March 31, 2016	December 31, 2015	March 31, 2016	December 31, 2015

Reported under	U.S. $ in millions

Asset derivatives:
Other current assets:
Forward starting interest rate swap - cash flow hedge	$5	$26	$-	$-
Treasury locks - cash flow hedge	1	-	-	-
Option and forward contracts	-	-	31	25
Other non-current assets:
Cross-currency swaps - cash flow hedge	57	78	-	-
Interest rate swaps - fair value hedge	44	1	-	-

Liability derivatives:
Other current liabilities:
Forward starting interest rate swaps - cash flow hedge	(11)	(10)	-	-
Treasury locks - cash flow hedge	(22)	(5)	-	-
Option and forward contracts	-	-	(16)	(11)
Senior notes and loans:
Interest rate swaps - fair value hedge	-	(11)	-	-